Long-term Debt - Additional Information 1 (Detail) - Revolving Credit Facility $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Bank credit facility	$ 50.0
Line of credit facility commitment term (in years)	4 years
Maturity of credit facility	Mar. 04, 2019
Spread rate over LIBOR for interest rate on credit facility	2.50%
Stated percentage over federal funds rate to calculate base rate	0.50%
Stated percentage over 30 day LIBOR to calculate base rate	1.00%
Spread rate over base rate for interest rate on credit facility	1.50%
Commitment fee on unused borrowing base	0.50%
Current ratio	100.00%
Asset coverage ratio	250.00%